Timothy Large/Mid-Cap Growth Fund
Large/Mid Cap Growth Fund CLASS I: TPLIX
INVESTMENT OBJECTIVE
The investment objective of this Fund is to provide you with long-term growth of capital.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Timothy Large/Mid-Cap Growth Fund Class I
Management Fee		0.85%
Distribution/Service(12b-1 Fees)		none
Other Expenses (including administrative fees, transfer agency fees, sub-transfer agency fees, and all other ordinary operating expenses not listed above)		0.58%
Fees and Expenses of Acquired Funds		0.01%
Total Annual Fund Operating Expenses	[1]	1.44%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Timothy Large/Mid-Cap Growth Fund Class I	147	456	787	1,724

Your costs for this share class would be the same whether or not you redeem your shares at the end of any period.
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Timothy Large/Mid-Cap Growth Fund Class I	147	456	787	1,724

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 91% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

  The Fund seeks to achieve its investment objective by primarily investing at least 80% of the Fund's total assets in larger U.S. stocks. Larger stocks refer to the common stock of companies whose total market capitalization is generally greater than $2 billion. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund's investment objective.

  This Fund invests using a growth investing style. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

  The Fund normally invests in a portfolio of securities which includes a broadly diversified number of common stocks that the Fund's Investment Manager believes show a high probability of superior prospects for above average growth. The Fund's Investment Manager chooses these securities using a "bottom up" approach of extensively analyzing the financial, management and overall economic conditions of each potential investment. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager's investment criteria.

  The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund's assets will be held in cash and/or cash equivalents.

  The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

PRINCIPAL RISKS
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund.

  General Risk | As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

  Stock Market Risk | The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

  Excluded Security Risk | Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

  Growth Risk | The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If the portfolio manager's perception of a company's growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund's return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, "growth" stocks may perform differently from the market as a whole and other types of securities.

  Larger Company Investing Risk | Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

  Mid-Sized Company Investing Risk | Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a mid-sized company's stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

  High Portfolio Turnover Risk | The Fund has a history of high (greater than 100%) portfolio turnover. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.

Who Should Buy This Fund

The Fund is most appropriate for investors who understand the risks of investing in the domestic stock markets and who are willing to accept moderate amounts of volatility and risk.

PAST PERFORMANCE
The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund’s website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.
Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31)
[1]	The returns noted above are for a Class that is not presented in this prospectus. The returns for Class I shares would have substantially similar annual returns to the Share Class shown above because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. Class I shares commenced August 1, 2013.

Best Quarter	Worst Quarter
Mar-12	Dec-08
14.84%	-21.49%

Average Annual Total Returns (for periods ending on December 31, 2013)
Average Annual Total Returns Timothy Large/Mid-Cap Growth Fund		1 Year	5 Year	10 Year
Class A	[1]	23.75%	16.84%	5.52%
Class A Return after taxes on distributions	[1][2]	19.73%	15.61%	4.78%
Class A Return after taxes on distributions and sale of shares	[1][2]	14.44%	13.38%	4.30%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	[1][3]	33.48%	20.39%	7.83%
[1]	The returns noted above are for a Class that is not presented in this prospectus. The returns for Class I shares would have substantially similar annual returns to the Share Class shown above because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. Class I shares commenced August 1, 2013.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns displayed are for class A shares only, and after-tax returns for other classes may vary.
[3]	The Russell 1000 Growth Index is a widely recognized, unmanaged index of 1000 large-capitalization companies in the United States. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.